Derivative Financial Instruments	12 Months Ended
Dec. 31, 2024
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments	Note 13 - Derivative Financial Instruments
(Amounts in thousands, except share, per share and per unit data)
The Group faces volatility in market prices and basis differentials for natural gas, NGLs and oil, affecting the predictability of its cash flows from commodity sales. Additionally, the Group’s cash flows related to interest payments variable rate debt obligations can be impacted by fluctuations in interest rate markets, depending on its debt structure. To manage these risks, the Group utilizes various derivative financial instruments. As of
December 31, 2024, these instruments included swaps, collars, basis swaps, stand-alone put and call options, and swaptions. Below is a description of these instruments:

Swaps:	When the Group sells a swap, it agrees to receive a fixed price for the contract while paying a floating market price to the counterparty;
Collars:
Arrangements that include a fixed floor price (purchased put option) and a fixed ceiling price (sold call option) based on an index price have no net costs overall. At the contract settlement date, (1) when the index price is higher than the ceiling price, the Group pays the counterparty the difference between the index price and ceiling price, (2) when the index price is between the floor and ceiling prices, no payments are due from either party, and (3) when the index price is below the floor price, the Group will receive the difference between the floor price and the index price.
Some collar arrangements may also include a sold put option with a strike price below the purchased put option. Known as a three-
way collar, the structure operates similarly to the standard collar. However, when the index price settles below the sold put option, the
Group pays the counterparty the difference between the index price and sold put option, effectively enhancing realized pricing by the difference between the price of the sold and purchased put options;

Basis swaps:
Arrangements that guarantee a price differential for commodities from a specified delivery point. When the Group sells a basis swap, it receives a payment from the counterparty if the price differential exceeds the stated terms of the contract. Conversely, if the price differential is less than the stated terms, the Group pays the counterparty;

Put options:
The Group purchases and sells put options in exchange for a premium. When the Group purchases a put option, it receives from the counterparty the excess amount (if any) by which the market price falls below the strike price of the put option at the time of settlement. If the market price is above the put option’s strike price, no payment is required from either party. Conversely, when the
Group sells a put option, it pays the counterparty the excess amount (if any) by which the market price falls below the strike price of the put option at the time of settlement. If the market price is above the put option’s strike price, no payment is required from either party;

Call options:
The Group purchases and sells call options in exchange for a premium. When the Group purchases a call option, it receives from the counterparty the excess amount (if any) by which the market price exceeds the strike price of the call option at the time of settlement.
If the market price is below the call option’s strike price, no payment is required from either party. When the Group sells a call option, it pays the counterparty the excess amount (if any) by which the market price exceeds the strike price of the call option at the time of settlement. If the market price is below the call option’s strike price, no payment is required from either party; and

Swaptions:
When the Group sells a swaption, the counterparty receives the option to enter into a swap contract at a specified price to be paid on the exercise date. If the counterparty exercises the swaption, the Group pays a floating market price to the counterparty and receives the fixed swap price from the counterparty.

The Group may elect to enter into offsetting transactions for the above instruments for the purpose of cancelling or terminating certain positions.
The following tables summarize the Group's calculated net fair value of derivative financial instruments as of the reporting date as follows:

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(Mmbtu)	Swaps	Puts	Puts	Calls	Calls	Differential	December 31, 2024
2025
Swaps	213,686	$3.30	$—	$—	$—	$—	$—	$(67,387)
Two-way collars	3,650	—	—	—	3.83	3.63	—	171
Three-way collars	7,300	—	2.18	3.21	3.63	—	—	(1,635)
Stand-alone calls, net(b)	9,464	—	—	—	3.59	—	—	(10,689)
Basis swaps	232,542	—	—	—	—	—	(0.62)	(23,810)
2026
Swaps	171,222	3.25	—	—	—	—	—	(124,800)
Two-way collars	3,650	—	—	—	5.18	3.11	—	(443)
Stand-alone calls, net(b)	19,777	—	—	—	3.63	—	—	(36,803)
Basis swaps	107,801	—	—	—	—	—	(0.53)	(7,508)
2027
Swaps	147,104	3.25	—	—	—	—	—	(92,004)
Two-way collars	6,409	—	—	3.55	5.94	—	—	929
Stand-alone calls, net(b)	10,950	—	—	—	3.63	—	—	(28,776)

Natural Gas Contracts		Weighted Average Price per Mcfe(a)
	Volume		Sold	Purchased	Sold	Purchased	Basis	Fair Value at
	(Mmbtu)	Swaps	Puts	Puts	Calls	Calls	Differential	December 31, 2024
Basis swaps	23,301	—	—	—	—	—	(0.46)	(1,810)
2028
Swaps	109,226	2.86	—	—	—	—	—	(90,554)
Two-way collars	10,502	—	—	4.14	6.68	—	—	6,578
Stand-alone calls, net(b)	3,660	—	—	—	3.83	—	—	(4,166)
Purchased puts	7,978	—	—	3.11	—	—	—	2,890
Sold puts	7,978	—	3.11	—	—	—	—	(2,890)
Basis swaps	7,557	—	—	—	—	—	(0.36)	(662)
2029
Swaps	73,265	2.70	—	—	—	—	—	(58,058)
Two-way collars	28,251	—	—	3.76	5.07	—	—	7,948
Basis swaps	3,594	—	—	—	—	—	(0.39)	(449)
2030
Swaps	19,448	2.78	—	—	—	—	—	(13,352)
Two-way collars	30,099	—	—	3.63	4.26	—	—	5,934
Three-way collars	6,276	—	1.86	3.14	3.89	—	—	(1,306)
2031
Two-way collars	38,595	—	—	3.63	4.24	—	—	9,728
Three-way collars	5,909	—	1.86	3.14	3.89	—	—	(974)
2032
Two-way collars	9,190	—	—	3.63	4.24	—	—	(327)
Three-way collars	2,824	—	1.86	3.14	3.89	—	—	(428)
Swaptions
4/1/2026-3/31/2030(c)	82,171	2.49	—	—	—	—	—	(89,575)
4/1/2030-3/31/2032(d)	42,627	2.49	—	—	—	—	—	(37,307)
Total natural gas contracts	1,446,006							$(661,535)
(a)Rates have been converted from Btu to Mcfe using a Btu conversion factor of 1.04.
(b)Future cash settlements for deferred premiums.
(c)Option expires on March 23, 2026.
(d)Option expires on March 22, 2030.

NGLs Contracts		Weighted Average Price per Bbl
	Volume		Sold	Fair Value at
	(MBbls)	Swaps	Calls	December 31, 2024
2025
Swaps	3,692	$33.98	$—	$(13,667)
Stand-alone calls	913	—	30.07	(5,013)
2026
Swaps	3,195	32.38	—	(6,626)
Stand-alone calls	913	—	27.83	(6,757)
2027
Swaps	2,249	32.29	—	(3,459)
2028
Swaps	267	28.91	—	(623)
Total NGLs contracts	11,229			$(36,145)

Oil Contracts		Weighted Average Price per Bbl
	Volume		Purchased	Sold	Fair Value at
	(MBbls)	Swaps	Puts	Calls	December 31, 2024
2025
Swaps	1,409	$62.44	$—	$—	$(7,379)
Sold calls	110	—	—	70.50	(509)
2026
Swaps	779	62.44	—	—	(2,946)
Sold calls	110	—	—	67.50	(832)
2027
Swaps	623	62.67	—	—	(1,236)
Total oil contracts	3,031				$(12,902)

Interest	Principal Hedged		Fair Value at
		Fixed-Rate	December 31, 2024
SOFR Interest Rate Swap	$5,520	4.15%	235
Net fair value of derivative financial instruments as of December 31, 2024			$(710,347)
When derivative assets and liabilities are with the same counterparty and a legal right of set-off exists under a master netting arrangement, netting their fair values for financial reporting purposes is permitted. The Directors have elected to present these derivative assets and liabilities on a net basis when these conditions are satisfied. The following table outlines the Group’s net derivatives as of the periods presented:

Derivative Financial Instruments	Consolidated Statement of Financial Position	December 31, 2024	December 31, 2023
Assets:
Non-current assets	Derivative financial instruments	$28,439	$24,401
Current assets	Derivative financial instruments	33,759	87,659
Total assets		$62,198	$112,060
Liabilities
Non-current liabilities	Derivative financial instruments	$(608,869)	$(623,684)
Current liabilities	Derivative financial instruments	(163,676)	(45,836)
Total liabilities		$(772,545)	$(669,520)
Net assets (liabilities):
Net assets (liabilities) - non-current	Other non-current assets (liabilities)	$(580,430)	$(599,283)
Net assets (liabilities) - current	Other current assets (liabilities)	(129,917)	41,823
Total net assets (liabilities)		$(710,347)	$(557,460)
The Group presents the fair value of derivative contracts on a net basis in the Consolidated Statement of Financial Position. Below is the impact of this presentation on the Group’s recognized assets and liabilities for the specified periods:

	December 31, 2024
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$90,635	$(62,196)	$28,439
Current assets	77,801	(44,042)	33,759
Total assets	$168,436	$(106,238)	$62,198
Non-current liabilities	(671,300)	62,431	(608,869)
Current liabilities	(207,483)	43,807	(163,676)
Total liabilities	$(878,783)	$106,238	$(772,545)
Total net assets (liabilities)	$(710,347)	$—	$(710,347)

	December 31, 2023
	Presented without Effects of Netting	Effects of Netting	As Presented with Effects of Netting
Non-current assets	$103,008	$(78,607)	$24,401
Current assets	198,806	(111,147)	87,659
Total assets	$301,814	$(189,754)	$112,060
Non-current liabilities	(678,053)	54,369	(623,684)
Current liabilities	(181,221)	135,385	(45,836)
Total liabilities	$(859,274)	$189,754	$(669,520)
Total net assets (liabilities)	$(557,460)	$—	$(557,460)
The Group recorded the following gains (losses) on derivative financial instruments in the Consolidated Statement of Comprehensive Income for the
specified periods:

	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Net gain (loss) on commodity derivatives settlements(a)	$151,289	$178,064	$(895,802)
Net gain (loss) on interest rate swaps(a)	190	(2,722)	(1,434)
Gain (loss) on foreign currency hedges(a)	—	(521)	—
Total gain (loss) on settled derivative instruments	$151,479	$174,821	$(897,236)
Gain (loss) on fair value adjustments of unsettled financial instruments(b)	(189,030)	905,695	(861,457)
Total gain (loss) on derivative financial instruments	$(37,551)	$1,080,516	$(1,758,693)
(a)Represents the cash settlement of hedges that were settled during the period.
(b)Represents the change in fair value of financial instruments, net of the carrying value of hedges that were settled during the period.
All derivatives are defined as Level 2 instruments because their valuation relies on inputs other than quoted prices, that are observable for the assets and liabilities.
Commodity Derivative Contract Modifications and Extinguishments
Occasionally, such as during the acquisition of producing assets, the completion of ABS financings, or in response to fluctuating price environments, the
Group may strategically modify, offset, terminate, or expand certain existing hedge positions. These modifications can involve changes to the volume of production covered by contracts, the swap or strike price of specific derivative contracts, and other similar aspects of the derivative agreements. The
Group manages distinct, long-dated derivative contract portfolios for its ABS financings and Term Loans. Additionally, the Group maintains a separate derivative contract portfolio for assets secured by the Credit Facility. These derivative contract portfolios associated with the Group’s ABS financings,
Term Loans, and Credit Facility are presented in the Group’s Statement of Financial Position.
The Group made no modifications in 2024.
2023 Modifications and Extinguishments
In February 2023, the Group sold puts in ABS III for approximately $9,045 and replaced them with swaps to maintain the appropriate level and composition of derivatives at both the legal entity and full-company level. In August 2023, the Group monetized $9,240 in purchased puts associated with its ABS hedge books and transitioned the monetized positions into long-dated swap agreements. The Group also monetized an additional $8,401 in net modifications, primarily comprised of swap terminations. As these modifications were made in the normal course of business for the year ended
December 31, 2023, they are presented as an operating activity in the Consolidated Statement of Cash Flows.
In November 2023, the Group adjusted portions of its commodity derivative portfolio across its legal entities to ensure that it maintained the appropriate level and composition at both the legal entity and full-Group level for the completion of the ABS VII financing arrangement. These portfolio adjustments included novations of certain contracts to the legal entities holding the ABS VII Notes. The Group paid $6,376 for these portfolio adjustments. As these modifications were associated with a borrowing transaction, these amounts are presented as a financing activity in the Consolidated Statement of Cash
Flows. Refer to Note 21 for additional information regarding ABS financing arrangements.
2022 Modifications and Extinguishments
In February 2022, the Group adjusted portions of its commodity derivative portfolio across its legal entities to ensure that it maintained the appropriate level and composition at both the legal entity and full-Group level for the completion of the ABS III and ABS IV financing arrangements. The Group completed these adjustments by entering into new commodity derivative contracts and novating certain derivative contracts to the legal entities holding the ABS III and ABS IV notes. The Group paid $41,823 for these portfolio adjustments, driven primarily by the purchase of long-dated puts for ABS III and ABS IV that collectively increased the value of the Group’s derivative position by an equal amount, and were required under the respective ABS III and ABS IV indentures. The Group recorded payments for offsetting positions as new derivative financial instruments and applied extinguishment payments against the existing commodity contracts in its Consolidated Statement of Financial Position.
In May 2022, and in October 2022 the Group completed the ABS V and ABS VI financing arrangements, respectively, and made similar commodity derivative portfolio adjustments to maintain the appropriate level and composition of derivatives at both the legal entity and full-Group level. The Group paid $31,250, driven primarily by the purchase of long-dated puts that increased the value of the Group’s derivative position by an equal amount, and were required under the ABS V indenture. Under the ABS VI financing, the Group paid $32,242 from the proceeds of the financing to increase the value of certain pre-existing derivative contracts that were novated to the ABS VI legal entity at closing. The Group recorded the payments as new derivative financial instruments in its Consolidated Statement of Financial Position.
Refer to Note 21 for additional information regarding ABS financing arrangements.
Other commodity derivative contract modifications made during the normal course of business for the year ended December 31, 2022 totaled $133,573 which the Group recorded in its Consolidated Statement of Financial Position. As these modifications were made in the normal course, the Group has presented these as an operating activity in the Consolidated Statement of Cash Flows. These modifications were primarily associated with elevating the
Group’s weighted average hedge floor to take advantage of the high price environment experienced in 2022 over a longer term. The trades were primarily comprised of swap enhancements and the extinguishment of standalone call options.